Changes in the scope of the consolidated condensed interim financial statements	3 Months Ended
Mar. 31, 2020
Changes in the scope of the consolidated condensed interim financial statements [Abstract]
Changes in the scope of the consolidated condensed interim financial statements
Note 5. - Changes in the scope of the consolidated condensed interim financial statements

For the three-month period ended March 31, 2020

There is no change in the scope of the consolidated condensed interim financial statement in the three-month period ended March 31, 2020.

For the year ended December 31, 2019

On May 24, 2019, Atlantica and Algonquin formed Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric, Inc. (“Windlectric”). Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in Amherst Island Partnership (“AIP”), the holding company of Windlectric. Atlantica accounts for the investment in AIP and ultimately Windlectric under the equity method as per IAS 28, Investments in Associates and Joint Ventures. Since Atlantica has control over AYES Canada under IFRS 10 “Consolidated Financial Statements”, its consolidated financial statements initially showed a total investment in the Amherst Island project of $97.2 million, accounted for as “Investments carried under the equity method” (Note 7) and Algonquin’s portion of that investment of $92.3 million as “Non-controlling interest”.

On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility with batteries. The total investment amounted to $42 million, out of which $17 million is an equity investment, and the rest is a shareholder loan classified as financial investments in these consolidated condensed interim financial statements. The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates.

On August 2, 2019, the Company closed the acquisition of a 100% stake in ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services for the Solana and Mojave plants. The total equity investment amounted to $6 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Perú, for a total equity investment of $20 million, controlling the asset from this date. Transfer of the concession agreement is pending authorization from the Ministry of Energy in Peru. If this authorization were not to be obtained within an eight-month period from the acquisition date, the transaction would be reversed with no penalties to Atlantica. Enel Green Power Perú issued a bank guarantee to address this potential repayment obligation to Atlantica. The purchase has been accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

Impact of changes in the scope in the consolidated financial statements

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2019
Concessional assets	28,738
Investments carried under the equity method	113,897
Other non-current assets	25,342
Current assets	1,503
Deferred tax liabilities	(2,539)
Other current and non-current liabilities	(1,512)
Non-controlling interests	(92,303)
Asset acquisition - purchase price	(73,126)
Net result of the asset acquisition	-